Trade and Other Receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade accounts receivable	$ 499	$ 488
Current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral	55	49
Current portion of finance lease receivables	40	36
Current portion of loan receivable (Note 20)	55	0
Income taxes receivable	2	10
Trade and other receivables	$ 651	$ 583